BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES: (Details) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended				12 Months Ended
	Mar. 31, 2012 segment	Dec. 31, 2011 USD ($) M	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2011 Allowance for doubtful account USD ($)	Dec. 31, 2010 Allowance for doubtful account USD ($)	Dec. 31, 2009 Allowance for doubtful account USD ($)
BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES:
Threshold ownership percentage for noncontrolling interest (as a percent)		100.00%
Number of reportable segments after reorganzation of Specialty Chemical segment	2
Exchange rate of 1 Euro		1.2961
Major Customers and Concentration of Credit
Maximum percentage of net sales contributed by any single customer (as a percent)		2.00%
Allowance for doubtful account activity
Balance at the beginning of the period						$ 9.4	$ 12.3	$ 9.6
Additions, net of recoveries						(0.2)	0.1	2.9
Write-offs						(0.9)	(2.2)	(1.7)
Other						(0.4)	(0.8)	1.5
Balance at the end of the period						7.9	9.4	12.3
Revenue Recognition
Revenue under service agreements as percentage of consolidated net sales, maximum (as a percent)		1.00%	1.00%	1.00%
Liabilities for product warranties as percentage of consolidated net sales, maximum (as a percent)		1.00%	1.00%
Foreign Currency Translation
Intercompany loans		753.0			581.0
Advertising
Advertising costs as a percentage of consolidated net sales, maximum		1.00%	1.00%	1.00%
Research and development
Research and development expenses		$ 59.1	$ 49.3	$ 43.9
Cash and Cash Equivalents
Maximum original maturity period of highly liquid debt instruments and money market funds to be considered as cash equivalents (in months)		3